STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009		$ 5,030	$ 102	$ 31,144	$ (677)	$ (25,539)
Balance, shares at Dec. 31, 2009			9,325,638
Issuance of Ordinary shares in conjunction with consulting services (Note 12a)		79	1	78
Issuance of Ordinary shares in conjunction with consulting services (Note 12a), shares			75,000
Change in foreign currency translation adjustments, net	[1]	(498)			(498)
Net profit (loss)		(460)				(460)
Stock-based compensation expenses		141		141
Balance at Dec. 31, 2010		4,292	103	31,363	(1,175)	(25,999)
Balance, shares at Dec. 31, 2010			9,400,638
Exercise of Warrants and stock options		62	1	61
Exercise of Warrants and stock options, shares			47,920
Issuance of Ordinary shares and Warrants, net (Note 12f)	[2]	2,497	17	2,480
Issuance of Ordinary shares and Warrants, net (Note 12f), shares	[2]		1,425,000
Change in foreign currency translation adjustments, net	[1]	(275)			(275)
Net profit (loss)		2,350				2,350
Stock-based compensation expenses		214		214
Balance at Dec. 31, 2011		9,140	121	34,118	(1,450)	(23,649)
Balance, shares at Dec. 31, 2011		10,873,558	10,873,558
Exercise of Warrants and stock options		764	5	759
Exercise of Warrants and stock options, shares		382,833	518,200
Issuance of Ordinary shares in conjunction with consulting services (Note 12a)		813	3	810
Issuance of Ordinary shares in conjunction with consulting services (Note 12a), shares			250,000
Change in foreign currency translation adjustments, net	[1]	(80)			(80)
Net profit (loss)		3,843				3,843
Stock-based compensation expenses		346		346
Balance at Dec. 31, 2012		$ 14,826	$ 129	$ 36,033	$ (1,530)	$ (19,806)
Balance, shares at Dec. 31, 2012		11,641,758	11,641,758

[1]	As of December 31, 2012, 2011 and 2010 includes only foreign currency translation adjustments balances, net of taxes.
[2]	Net of issuance expenses in the amount of $ 353